John Hancock Funds II

John Hancock Multi-Index Lifestyle Portfolios

John Hancock Multi-Index Preservation Portfolios

John Hancock Multimanager Lifetime Portfolios

John Hancock Multi-Index Lifetime Portfolios

Supplement dated January 1, 2017 to the current prospectuses (“Prospectuses”)

The following information supplements and supersedes any information to the contrary relating to the portfolios contained in the Prospectuses.

Through January 31, 2017, the portfolios’ names will be as set forth in the second column of the table below.  Effective as of February 1, 2017 (the “Effective Date”), the portfolios will be changing their names as set forth in the third column of the table below and as described in the current Prospectuses:

Portfolio Suite	Portfolio Name through January 31, 2017	Portfolio Name after Effective Date
John Hancock Multi-Index Lifestyle Portfolios	Lifestyle II Aggressive Portfolio	Multi-Index Lifestyle Aggressive Portfolio
	Lifestyle II Growth Portfolio	Multi-Index Lifestyle Growth Portfolio
	Lifestyle II Balanced Portfolio	Multi-Index Lifestyle Balanced Portfolio
	Lifestyle II Moderate Portfolio	Multi-Index Lifestyle Moderate Portfolio
	Lifestyle II Conservative Portfolio	Multi-Index Lifestyle Conservative Portfolio
John Hancock Multi-Index Preservation Portfolios	Retirement Choices at 2060 Portfolio	Multi-Index 2060 Preservation Portfolio
	Retirement Choices at 2055 Portfolio	Multi-Index 2055 Preservation Portfolio
	Retirement Choices at 2050 Portfolio	Multi-Index 2050 Preservation Portfolio
	Retirement Choices at 2045 Portfolio	Multi-Index 2045 Preservation Portfolio
	Retirement Choices at 2040 Portfolio	Multi-Index 2040 Preservation Portfolio
	Retirement Choices at 2035 Portfolio	Multi-Index 2035 Preservation Portfolio
	Retirement Choices at 2030 Portfolio	Multi-Index 2030 Preservation Portfolio
	Retirement Choices at 2025 Portfolio	Multi-Index 2025 Preservation Portfolio
	Retirement Choices at 2020 Portfolio	Multi-Index 2020 Preservation Portfolio
	Retirement Choices Income Portfolio	Multi-Index Income Preservation Portfolio
John Hancock Multimanager Lifetime Portfolios	Retirement Living through 2060 Portfolio	Multimanager 2060 Lifetime Portfolio
	Retirement Living through 2055 Portfolio	Multimanager 2055 Lifetime Portfolio
	Retirement Living through 2050 Portfolio	Multimanager 2050 Lifetime Portfolio
	Retirement Living through 2045 Portfolio	Multimanager 2045 Lifetime Portfolio
	Retirement Living through 2040 Portfolio	Multimanager 2040 Lifetime Portfolio
	Retirement Living through 2035 Portfolio	Multimanager 2035 Lifetime Portfolio
	Retirement Living through 2030 Portfolio	Multimanager 2030 Lifetime Portfolio
	Retirement Living through 2025 Portfolio	Multimanager 2025 Lifetime Portfolio
	Retirement Living through 2020 Portfolio	Multimanager 2020 Lifetime Portfolio
	Retirement Living through 2015 Portfolio	Multimanager 2015 Lifetime Portfolio
	Retirement Living through 2010 Portfolio	Multimanager 2010 Lifetime Portfolio
John Hancock Multi-Index Lifetime Portfolios	Retirement Living through II 2060 Portfolio	Multi-Index 2060 Lifetime Portfolio
	Retirement Living through II 2055 Portfolio	Multi-Index 2055 Lifetime Portfolio
	Retirement Living through II 2050 Portfolio	Multi-Index 2050 Lifetime Portfolio
	Retirement Living through II 2045 Portfolio	Multi-Index 2045 Lifetime Portfolio
	Retirement Living through II 2040 Portfolio	Multi-Index 2040 Lifetime Portfolio
	Retirement Living through II 2035 Portfolio	Multi-Index 2035 Lifetime Portfolio
	Retirement Living through II 2030 Portfolio	Multi-Index 2030 Lifetime Portfolio
	Retirement Living through II 2025 Portfolio	Multi-Index 2025 Lifetime Portfolio
	Retirement Living through II 2020 Portfolio	Multi-Index 2020 Lifetime Portfolio
	Retirement Living through II 2015 Portfolio	Multi-Index 2015 Lifetime Portfolio
	Retirement Living through II 2010 Portfolio	Multi-Index 2010 Lifetime Portfolio

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

John Hancock Multi-Index Lifestyle Portfolios

John Hancock Multi-Index Preservation Portfolios

John Hancock Multimanager Lifetime Portfolios

John Hancock Multi-Index Lifetime Portfolios

Supplement dated January 1, 2017 to the current Statement of Additional Information

The following information supplements and supersedes any information to the contrary relating to the portfolios, each a series of John Hancock Funds II, contained in the Statement of Additional Information (the “SAI”).

Through January 31, 2017, the portfolios’ names will be as set forth in the second column of the table below.  Effective as of February 1, 2017 (the “Effective Date”), the portfolios will be changing their names as set forth in the third column of the table below and as described in the current SAI:

Portfolio Suite	Portfolio Name through January 31, 2017	Portfolio Name after Effective Date
John Hancock Multi-Index Lifestyle Portfolios	Lifestyle II Aggressive Portfolio	Multi-Index Lifestyle Aggressive Portfolio
	Lifestyle II Growth Portfolio	Multi-Index Lifestyle Growth Portfolio
	Lifestyle II Balanced Portfolio	Multi-Index Lifestyle Balanced Portfolio
	Lifestyle II Moderate Portfolio	Multi-Index Lifestyle Moderate Portfolio
	Lifestyle II Conservative Portfolio	Multi-Index Lifestyle Conservative Portfolio
John Hancock Multi-Index Preservation Portfolios	Retirement Choices at 2060 Portfolio	Multi-Index 2060 Preservation Portfolio
	Retirement Choices at 2055 Portfolio	Multi-Index 2055 Preservation Portfolio
	Retirement Choices at 2050 Portfolio	Multi-Index 2050 Preservation Portfolio
	Retirement Choices at 2045 Portfolio	Multi-Index 2045 Preservation Portfolio
	Retirement Choices at 2040 Portfolio	Multi-Index 2040 Preservation Portfolio
	Retirement Choices at 2035 Portfolio	Multi-Index 2035 Preservation Portfolio
	Retirement Choices at 2030 Portfolio	Multi-Index 2030 Preservation Portfolio
	Retirement Choices at 2025 Portfolio	Multi-Index 2025 Preservation Portfolio
	Retirement Choices at 2020 Portfolio	Multi-Index 2020 Preservation Portfolio
	Retirement Choices Income Portfolio	Multi-Index Income Preservation Portfolio
John Hancock Multimanager Lifetime Portfolios	Retirement Living through 2060 Portfolio	Multimanager 2060 Lifetime Portfolio
	Retirement Living through 2055 Portfolio	Multimanager 2055 Lifetime Portfolio
	Retirement Living through 2050 Portfolio	Multimanager 2050 Lifetime Portfolio
	Retirement Living through 2045 Portfolio	Multimanager 2045 Lifetime Portfolio
	Retirement Living through 2040 Portfolio	Multimanager 2040 Lifetime Portfolio
	Retirement Living through 2035 Portfolio	Multimanager 2035 Lifetime Portfolio
	Retirement Living through 2030 Portfolio	Multimanager 2030 Lifetime Portfolio
	Retirement Living through 2025 Portfolio	Multimanager 2025 Lifetime Portfolio
	Retirement Living through 2020 Portfolio	Multimanager 2020 Lifetime Portfolio
	Retirement Living through 2015 Portfolio	Multimanager 2015 Lifetime Portfolio
	Retirement Living through 2010 Portfolio	Multimanager 2010 Lifetime Portfolio
John Hancock Multi-Index Lifetime Portfolios	Retirement Living through II 2060 Portfolio	Multi-Index 2060 Lifetime Portfolio
	Retirement Living through II 2055 Portfolio	Multi-Index 2055 Lifetime Portfolio
	Retirement Living through II 2050 Portfolio	Multi-Index 2050 Lifetime Portfolio
	Retirement Living through II 2045 Portfolio	Multi-Index 2045 Lifetime Portfolio
	Retirement Living through II 2040 Portfolio	Multi-Index 2040 Lifetime Portfolio
	Retirement Living through II 2035 Portfolio	Multi-Index 2035 Lifetime Portfolio
	Retirement Living through II 2030 Portfolio	Multi-Index 2030 Lifetime Portfolio
	Retirement Living through II 2025 Portfolio	Multi-Index 2025 Lifetime Portfolio
	Retirement Living through II 2020 Portfolio	Multi-Index 2020 Lifetime Portfolio
	Retirement Living through II 2015 Portfolio	Multi-Index 2015 Lifetime Portfolio
	Retirement Living through II 2010 Portfolio	Multi-Index 2010 Lifetime Portfolio

You should read this Supplement in conjunction with the SAI and retain it for future reference.